First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments
March 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) – 92.1%
	Angola – 2.0%
1,695,000	Angloan Government International Bond (USD) (b)	9.13%	11/26/49	$1,654,913
	Argentina – 2.1%
383,926	Argentine Republic Government International Bond (USD)	1.00%	07/09/29	131,157
1,920,432	Argentine Republic Government International Bond (USD) (c)	0.50%	07/09/30	646,245
2,949,672	Argentine Republic Government International Bond (USD) (c)	1.13%	07/09/35	899,384
				1,676,786
	Australia – 5.7%
7,000,000	Treasury Corp. of Victoria (AUD)	1.50%	11/20/30	4,592,899
	Bahrain – 1.8%
1,050,000	Bahrain Government International Bond (USD) (d)	4.25%	01/25/28	1,018,283
510,000	Bahrain Government International Bond (USD) (b)	6.25%	01/25/51	450,743
				1,469,026
	Belarus – 0.1%
500,000	Republic of Belarus International Bond (USD) (b) (e)	5.88%	02/24/26	72,500
	Brazil – 9.0%
7,030,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/25	1,430,501
5,079,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/27	1,015,424
24,870,000	Brazil Notas do Tesouro Nacional, Series F (BRL)	10.00%	01/01/29	4,876,593
				7,322,518
	Canada – 3.6%
3,427,000	Canadian Government Bond (CAD)	8.00%	06/01/23	2,930,005
	Dominican Republic – 1.3%
359,000	Dominican Republic International Bond (USD) (d)	5.50%	02/22/29	356,670
770,000	Dominican Republic International Bond (USD) (b)	5.88%	01/30/60	662,593
				1,019,263
	Ecuador – 0.9%
342,820	Ecuador Government International Bond (USD) (c) (d)	5.00%	07/31/30	287,972
725,460	Ecuador Government International Bond (USD) (c) (d)	0.50%	07/31/40	416,240
				704,212
	Egypt – 1.3%
786,000	Egypt Government International Bond (USD) (d)	7.60%	03/01/29	748,870
380,000	Egypt Government International Bond (USD) (d)	8.50%	01/31/47	325,067
				1,073,937
	Georgia – 0.8%
758,000	Georgia Government International Bond (USD) (d)	2.75%	04/22/26	654,247
	Germany – 4.6%
3,982,700	Bundesrepublik Deutschland Bundesanleihe (EUR) (b)	(f)	08/15/50	3,690,205
	Ghana – 0.6%
662,000	Ghana Government International Bond (USD) (d)	7.63%	05/16/29	483,757
	Indonesia – 2.6%
27,094,000,000	Indonesia Treasury Bond (IDR)	8.38%	03/15/34	2,071,255
	Iraq – 1.9%
1,300,000	Iraq International Bond (USD) (b)	6.75%	03/09/23	1,310,985

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	Iraq (Continued)
262,500	Iraq International Bond (USD) (b)	5.80%	01/15/28	$256,876
				1,567,861
	Japan – 8.2%
400,000,000	Japan Government Ten Year Bond (JPY)	0.30%	12/20/24	3,315,251
403,400,000	Japan Government Two Year Bond (JPY)	0.01%	02/01/24	3,316,541
				6,631,792
	Kenya – 0.5%
390,000	Republic of Kenya Government International Bond (USD) (b)	6.88%	06/24/24	392,578
	Malaysia – 3.5%
11,800,000	Malaysia Government Bond (MYR)	3.89%	03/15/27	2,841,970
	Mexico – 5.3%
20,000,000	Mexican Bonos (MXN)	10.00%	12/05/24	1,041,998
61,423,900	Mexican Bonos (MXN)	5.75%	03/05/26	2,811,056
9,387,800	Mexican Bonos (MXN)	7.75%	11/13/42	440,297
				4,293,351
	Netherlands – 6.8%
4,973,000	Netherlands Government Bond (EUR) (b) (d)	(f)	01/15/24	5,508,880
	New Zealand – 1.4%
1,694,000	New Zealand Government Bond (NZD) (b)	2.75%	04/15/25	1,165,276
	Nigeria – 0.5%
513,000	Nigeria Government International Bond (USD) (d)	7.63%	11/28/47	428,370
	Norway – 1.0%
7,511,000	Norway Government Bond (NOK) (b) (d)	1.75%	02/17/27	822,052
	Oman – 2.7%
2,100,000	Oman Government International Bond (USD) (d)	7.00%	01/25/51	2,156,438
	Peru – 1.5%
4,626,000	Peruvian Government International Bond (PEN) (b)	6.90%	08/12/37	1,242,967
	Poland – 4.7%
7,100,000	Republic of Poland Government Bond (PLN)	2.50%	07/25/27	1,467,313
13,364,000	Republic of Poland Government Bond (PLN)	1.75%	04/25/32	2,347,427
				3,814,740
	Qatar – 2.4%
1,733,000	Qatar Government International Bond (USD) (b)	4.40%	04/16/50	1,952,356
	Russia – 0.3%
423,957,000	Russian Federal Bond - OFZ (RUB) (e) (g) (h)	7.05%	01/19/28	195,672
50,000,000	Russian Federal Bond - OFZ (RUB) (e) (g) (h)	7.70%	03/23/33	23,077
				218,749
	Rwanda – 0.6%
532,000	Rwanda International Government Bond (USD) (d)	5.50%	08/09/31	487,682
	Saudi Arabia – 1.4%
1,045,000	Saudi Government International Bond (USD) (d)	4.38%	04/16/29	1,132,484

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN SOVEREIGN BONDS AND NOTES (a) (Continued)
	South Africa – 8.1%
109,996,600	Republic of South Africa Government Bond (ZAR)	9.00%	01/31/40	$6,582,859
	Turkey – 0.9%
777,000	Turkey Government International Bond (USD)	4.88%	10/09/26	702,827
	United Kingdom – 3.3%
900,000	United Kingdom Gilt (GBP) (b)	6.00%	12/07/28	1,522,599
560,900	United Kingdom Gilt (GBP) (b)	4.25%	12/07/49	1,130,144
				2,652,743
	Uzbekistan – 0.7%
623,000	Republic of Uzbekistan Bond (USD) (d)	3.70%	11/25/30	543,568
	Total Foreign Sovereign Bonds and Notes			74,555,066
	(Cost $88,573,593)
FOREIGN CORPORATE BONDS AND NOTES (a) (i) – 32.2%
	Barbados – 0.4%
337,000	Sagicor Financial Co., Ltd. (USD) (d)	5.30%	05/13/28	336,318
	Brazil – 3.5%
440,000	Banco do Brasil S.A. (USD) (b) (j)	6.25%	(k)	423,874
228,000	BRF S.A. (USD) (d)	5.75%	09/21/50	201,070
650,000	GTL Trade Finance, Inc. (USD) (b)	7.25%	04/16/44	793,666
420,279	Guara Norte Sarl (USD) (d)	5.20%	06/15/34	386,459
500,000	Itau Unibanco Holding S.A. (USD) (b) (j)	4.63%	(k)	457,500
1,550,000	OAS Finance Ltd. (USD) (j) (l) (m) (n)	8.88%	(k)	11,625
460,000	OAS Investments GmbH (USD) (l) (m) (n)	8.25%	10/19/19	3,450
556,000	Petrobras Global Finance BV (USD)	5.60%	01/03/31	563,700
				2,841,344
	Chile – 0.5%
468,000	Empresa Nacional del Petroleo (USD) (d)	3.45%	09/16/31	430,118
	China – 1.1%
888,000	Huarong Finance II Co., Ltd. (USD) (b)	5.50%	01/16/25	900,210
	Colombia – 1.0%
831,000	Ecopetrol S.A. (USD)	5.38%	06/26/26	842,887
	Dominican Republic – 0.6%
491,000	AES Andres BV (USD) (d)	5.70%	05/04/28	465,338
	Ecuador – 0.6%
478,388	International Airport Finance S.A. (USD) (d)	12.00%	03/15/33	495,438
	Georgia – 0.7%
540,000	Bank of Georgia JSC (USD) (d)	6.00%	07/26/23	526,500
	Ghana – 0.9%
900,000	Tullow Oil PLC (USD) (b)	7.00%	03/01/25	743,837
	Honduras – 0.6%
490,000	Inversiones Atlantida S.A. (USD) (d)	7.50%	05/19/26	486,396
	India – 3.1%
475,000	Adani Green Energy UP Ltd. / Prayatna Developers Pvt. Ltd. / Parampujya Solar Energy (USD) (d)	6.25%	12/10/24	486,994

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (i) (Continued)
	India (Continued)
150,000,000	HDFC Bank Ltd. (INR) (b)	8.10%	03/22/25	$2,046,084
				2,533,078
	Indonesia – 0.7%
560,000	Medco Platinum Road Pte Ltd. (USD) (d)	6.75%	01/30/25	561,467
	Israel – 0.6%
480,000	Energean Israel Finance Ltd. (USD) (b) (d)	4.88%	03/30/26	465,357
	Mexico – 3.1%
400,000	BBVA Bancomer S.A. (USD) (b) (j)	5.13%	01/18/33	381,010
237,000	Braskem Idesa S.A.P.I. (USD) (d)	6.99%	02/20/32	232,563
22,160,000	Petroleos Mexicanos (MXN) (b)	7.19%	09/12/24	1,048,433
570,000	Petroleos Mexicanos (USD)	7.69%	01/23/50	498,864
350,000	Sixsigma Networks Mexico SA de CV (USD) (d)	7.50%	05/02/25	337,458
				2,498,328
	Nigeria – 2.9%
526,000	Access Bank PLC (USD) (d)	6.13%	09/21/26	497,207
464,000	BOI Finance BV (EUR) (d)	7.50%	02/16/27	509,866
600,000	IHS Netherlands Holdco BV (USD) (d)	8.00%	09/18/27	600,384
721,000	SEPLAT Energy PLC (USD) (d)	7.75%	04/01/26	695,188
				2,302,645
	Oman – 1.3%
400,000	Oryx Funding Ltd. (USD) (d)	5.80%	02/03/31	401,420
652,000	Oztel Holdings SPC Ltd. (USD) (d)	6.63%	04/24/28	685,641
				1,087,061
	Peru – 0.5%
522,000	Petroleos del Peru S.A. (USD) (d)	5.63%	06/19/47	438,532
	Russia – 0.3%
440,000	Home Credit & Finance Bank OOO Via Eurasia Capital S.A. (USD) (b) (e) (j)	8.80%	(k)	176,000
500,000	Sovcombank Via SovCom Capital DAC (USD) (j) (l)	7.75%	(k)	59,771
				235,771
	Saudi Arabia – 3.0%
2,190,000	Saudi Arabian Oil Co. (USD) (b)	2.88%	04/16/24	2,186,251
234,000	Saudi Arabian Oil Co. (USD) (d)	4.25%	04/16/39	240,284
				2,426,535
	Singapore – 0.6%
520,000	Puma International Financing S.A. (USD) (b)	5.00%	01/24/26	489,580
	South Africa – 1.8%
530,000	Eskom Holdings SOC Ltd. (USD) (b)	7.13%	02/11/25	513,321
400,000	Liquid Telecommunications Financing Plc (USD) (d)	5.50%	09/04/26	385,664
550,000	Sasol Financing USA LLC (USD)	6.50%	09/27/28	559,487
				1,458,472
	Tanzania – 0.6%
452,000	HTA Group Ltd. (USD) (d)	7.00%	12/18/25	448,122

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Principal Value (Local Currency)	Description	Stated Coupon	Stated Maturity	Value (US Dollars)
FOREIGN CORPORATE BONDS AND NOTES (a) (i) (Continued)
	Trinidad And Tobago – 1.0%
820,000	Trinidad Generation UnLtd. (USD) (b)	5.25%	11/04/27	$810,886
	Turkey – 0.6%
490,000	Hazine Mustesarligi Varlik Kiralama AS (USD) (d)	5.13%	06/22/26	463,295
	Ukraine – 1.0%
467,000	Kernel Holding S.A. (USD) (d)	6.75%	10/27/27	240,505
567,000	MHP Lux S.A. (USD) (b)	6.95%	04/03/26	254,781
453,000	NPC Ukrenergo (USD) (d)	6.88%	11/09/26	181,200
460,000	Ukraine Railways Via Rail Capital Markets PLC (USD) (b)	8.25%	07/09/24	140,300
				816,786
	United Arab Emirates – 0.6%
480,000	MAF Global Securities Ltd. (USD) (b) (j)	5.50%	(k)	477,602
	Zambia – 0.6%
490,000	First Quantum Minerals Ltd. (USD) (b)	7.50%	04/01/25	497,958
	Total Foreign Corporate Bonds and Notes			26,079,861
	(Cost $30,013,063)
Principal Value	Description	Stated Coupon	Stated Maturity	Value
U.S. GOVERNMENT BONDS AND NOTES (a) – 17.0%
$685,400	U.S. Treasury Bond	1.88%	11/15/51	601,010
10,697,100	United States Treasury Note	2.38%	05/15/29	10,681,221
2,488,900	United States Treasury Note	2.38%	05/15/51	2,441,310
	Total U.S. Government Bonds and Notes			13,723,541
	(Cost $14,400,904)
CORPORATE BONDS AND NOTES (a) – 0.5%
	United States – 0.5%
23,262,000	JPMorgan Chase Bank, N.A. (d)	11.67%	11/27/23	400,871
	(Cost $903,420)

Total Investments – 141.8%	114,759,339
(Cost $133,890,980)
Outstanding Loans – (45.0)%	(36,441,125)
Net Other Assets and Liabilities – 3.2%	2,595,066
Net Assets – 100.0%	$80,913,280

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Forward Foreign Currency Contracts
Settlement Date	Counterparty	Amount Purchased		Amount Sold		Purchase Value as of 3/31/2022	Sale Value as of 3/31/2022	Unrealized Appreciation/ (Depreciation)
05/24/22	BAR	BRL	15,142,000	USD	3,151,806	$ 3,130,873	$ 3,151,806	$ (20,933)
04/12/22	DB	BRL	15,142,000	USD	2,589,753	3,169,832	2,589,753	580,079
05/24/22	DB	CNY	36,322,000	USD	5,682,860	5,708,047	5,682,860	25,187
04/12/22	GS	GBP	1,519,000	USD	2,055,835	1,995,281	2,055,835	(60,554)
04/12/22	CIT	USD	4,926,281	AUD	6,875,000	4,926,281	5,145,296	(219,015)
05/24/22	DB	USD	2,821,195	BRL	15,142,000	2,821,195	3,130,873	(309,678)
04/12/22	BAR	USD	3,188,689	BRL	15,142,000	3,188,689	3,169,832	18,857
04/12/22	CIT	USD	4,931,746	CAD	6,296,000	4,931,746	5,035,888	(104,142)
05/24/22	CIT	USD	2,049,092	CNY	13,198,000	2,049,092	2,074,082	(24,990)
04/12/22	DB	USD	266,087	EUR	328,000	360,245	362,978	(2,733)
04/12/22	CIT	USD	980,741	MXN	20,848,000	980,741	1,045,956	(65,215)
04/12/22	GS	USD	1,255,887	NZD	1,865,000	1,255,887	1,292,300	(36,413)
04/12/22	GS	USD	2,028,568	PLN	8,230,000	2,028,568	1,956,469	72,099
04/12/22	DB	USD	1,754,540	ZAR	28,006,000	1,754,540	1,913,637	(159,097)
Net Unrealized Appreciation / (Depreciation)								$(306,548)

Counterparty Abbreviations
BAR	Barclays Bank
CIT	Citibank, NA
DB	Deutsche Bank
GS	Goldman Sachs

(a)	All of these securities are available to serve as collateral for the outstanding loans.
(b)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933, as amended (the “1933 Act”).
(c)	Step-up security. A security where the coupon increases or steps up at a predetermined date. Interest rate shown reflects the rate in effect at March 31, 2022.
(d)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under
Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be liquid by abrdn Inc.
(“abrdn”), the Fund’s sub-advisor. Although market instability can result in periods of increased overall market illiquidity, liquidity for each security is determined based on security specific factors and assumptions, which require subjective judgment.
At March 31, 2022, securities noted as such amounted to $26,970,235 or 33.3% of net assets.
(e)	Pursuant to procedures adopted by the Fund’s Board of Trustees, this security has been determined to be illiquid by the Sub-Advisor.
(f)	Zero coupon bond.
(g)	This security is fair valued by the Advisor’s Pricing Committee in accordance with procedures adopted by the Fund’s Board of Trustees, and in accordance with the provisions of the Investment Company Act of 1940, as amended. At March 31, 2022, securities noted as such are valued at $218,749 or 0.3% of net assets.
(h)	This security’s value was determined using significant unobservable inputs (see Valuation Inputs section).
(i)	Portfolio securities are included in a country based upon their underlying credit exposure as determined by abrdn.
(j)	Fixed-to-floating or fixed-to-variable rate security. The interest rate shown reflects the fixed rate in effect at March 31, 2022. At a predetermined date, the fixed rate will change to a floating rate or a variable rate.
(k)	Perpetual maturity.
(l)	This security, sold within the terms of a private placement memorandum, is exempt from registration upon resale under Rule 144A of the 1933 Act, and may be resold in transactions exempt from registration, normally to qualified institutional buyers. See Restricted Securities table.
(m)	This issuer is in default and interest is not being accrued by the Fund, nor paid by the issuer.
(n)	This issuer has filed for bankruptcy protection in a São Paulo state court.

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Credit Quality†	% of Total Investments
AAA	19.5%
AA+	4.0
AA-	4.0
A+	6.0
A	3.3
A-	2.9
BBB+	6.5
BBB	2.2
BBB-	3.9
BB+	2.3
BB	10.2
BB-	10.5
B+	5.7
B	2.5
B-	4.3
CCC+	2.9
CCC	0.4
CC	0.2
C	0.2
Not Rated	8.5
Total	100.0%

†	The credit quality and ratings information presented above reflect the ratings assigned by one or more nationally recognized statistical rating organizations (NRSROs), including Standard & Poor’s Ratings Group, a division of the McGraw-Hill Companies, Inc., Moody’s Investors Service, Inc., Fitch Ratings or a comparably rated NRSRO. For situations in which a security is rated by more than one NRSRO and the ratings are not equivalent, the highest ratings are used. Sub-investment grade ratings are those rated BB+/Ba1 or lower. Investment grade ratings are those rated BBB-/Baa3 or higher. The credit ratings shown relate to the credit worthiness of the issuers of the underlying securities in the Fund, and not to the Fund or its shares. Credit ratings are subject to change.

Industry Classification	% of Total Investments
Sovereigns	77.3%
Banks	4.8
Integrated Oils	4.7
Exploration & Production	2.2
Utilities	1.4
Refining & Marketing	1.2
Power Generation	1.1
Metals & Mining	1.1
Industrial Other	0.9
Financial Services	0.8
Chemicals	0.7
Wireless Telecommunication Services	0.6
Government Development Banks	0.5
Transportation & Logistics	0.4
Real Estate	0.4
Food & Beverage	0.4
Oil & Gas Services & Equipment	0.3
Wireline Telecommunications Services	0.3
Software & Services	0.3
Life Insurance	0.3
Retail - Consumer Staples	0.2
Railroad	0.1
Total	100.0%

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)
Currency Exposure Diversification	% of Total Investments†
USD	56.9%
EUR	8.2
BRL	6.4
JPY	5.8
ZAR	4.1
GBP	4.1
MXN	3.7
CNY	3.2
MYR	2.5
IDR	1.8
INR	1.8
PLN	1.6
PEN	1.1
NOK	0.7
UAH	0.3
RUB	0.2
NZD	(0.1)
AUD	(0.5)
CAD	(1.8)
Total	100.0%

†	The weightings include the impact of currency forwards.

Currency Abbreviations
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CNY	Chinese Yuan Renminbi
EUR	Euro
GBP	British Pound Sterling
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PLN	Polish Zloty
RUB	Russian Ruble
UAH	Ukrainian Hryvnia
USD	United States Dollar
ZAR	South African Rand

First Trust/Aberdeen Global Opportunity Income Fund (FAM)
Portfolio of Investments (Continued)
March 31, 2022 (Unaudited)

Valuation Inputs
The Fund is subject to fair value accounting standards that define fair value, establish the framework for measuring fair value and provide a three-level hierarchy for fair valuation based upon the inputs to the valuation as of the measurement date. The three levels of the fair value hierarchy are as follows:
•	Level 1 – Level 1 inputs are quoted prices in active markets for identical investments.
•	Level 2 – Level 2 inputs are observable inputs, either directly or indirectly. (Quoted prices for similar investments, valuations based on interest rates and yield curves, or valuations derived from observable market data.)
•	Level 3 – Level 3 inputs are unobservable inputs that may reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the investment.
The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.
A summary of the inputs used to value the Fund’s investments as of March 31, 2022 is as follows:
ASSETS TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Foreign Sovereign Bonds and Notes:
Russia	$ 218,749	$ —	$ —	$ 218,749
Other Country Categories*	74,336,317	—	74,336,317	—
Foreign Corporate Bonds and Notes*	26,079,861	—	26,079,861	—
U.S. Government Bonds and Notes	13,723,541	—	13,723,541	—
Corporate Bonds and Notes*	400,871	—	400,871	—
Total Investments	114,759,339	—	114,540,590	218,749
Forward Foreign Currency Contracts	696,222	—	696,222	—
Total	$ 115,455,561	$—	$ 115,236,812	$ 218,749

LIABILITIES TABLE
	Total Value at 3/31/2022	Level 1 Quoted Prices	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Forward Foreign Currency Contracts	$ (1,002,770)	$ —	$ (1,002,770)	$ —

*	See Portfolio of Investments for country breakout.
Level 3 Foreign Sovereign Bonds are fair valued by the Advisor’s Pricing Committee and are footnoted in the Portfolio of Investments. These values are based on unobservable and non-quantitative inputs.

Restricted Securities
As of March 31, 2022, the Fund held restricted securities as shown in the following table that abrdn has deemed illiquid.
Security	Acquisition Date	Principal Value/Shares	Current Price	Carrying Cost	Value	% of Net Assets
OAS Finance Ltd., 8.88%	4/18/2013	$1,550,000	$0.75	$1,550,000	$11,625	0.01%
OAS Investments GmbH, 8.25%, 10/19/19	10/12/2012	460,000	0.75	460,000	3,450	0.00
Sovcombank Via SovCom Capital DAC, 7.75%	2/19/2020	500,000	11.95	511,643	59,771	0.07
				$2,521,643	$74,846	0.08%